Other Income (Details) - Schedule of Other Income - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Other Income [Abstract]
Fair value gain on warrant liability	$ 2,106
Sundry Balances written back	50,113	360,842
Total other income	$ 52,219	$ 360,842